PARTNERSHIP CAPITAL	6 Months Ended
Jun. 30, 2025
Equity [abstract]
PARTNERSHIP CAPITAL	PARTNERSHIP CAPITAL
As at June 30, 2025, our partnership’s capital structure was comprised of three classes of partnership units: limited partnership units, preferred units and general partnership units. Limited partnership units entitle the holder to their proportionate share of distributions. Preferred units entitle the holder to cumulative preferential cash distributions in accordance with their terms. General partnership units entitle the holder to the right to govern the financial and operating policies of our partnership. The Holding LP’s capital structure is composed of four classes of partnership units: special general partner units, Holding LP Class A preferred units, managing general partner units and redeemable partnership units held by Brookfield.
(a) Special General and Limited Partnership Capital

	Special General Partner Units
US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2025		As of and for the 12-month period ended December 31, 2024
	Carrying Value	Units	Carrying Value	Units
Opening balance	$19	2,400,631	$19	2,400,631
Ending balance	$19	2,400,631	$19	2,400,631

	Limited Partnership Units
US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2025		As of and for the 12-month period ended December 31, 2024
	Carrying Value	Units	Carrying Value	Units
Opening balance	$6,210	461,855,350	$6,196	461,343,972
Unit issuance	5	164,617	11	343,347
Units repurchased and cancelled	(14)	(1,043,911)	—	—
Conversions	2	105,452	3	168,031
Ending balance	$6,203	461,081,508	$6,210	461,855,350
The weighted average number of special general partner units outstanding for the three and six-month periods ended June 30, 2025 was 2.4 million (2024: 2.4 million). The weighted average number of limited partnership units outstanding for the three and six-month periods ended June 30, 2025 was 461.3 million and 461.6 million, respectively (2024: 461.5 million and 461.4 million, respectively).
Our partnership has implemented a distribution reinvestment plan (the “Plan”) that allows eligible holders of our partnership to purchase additional units by reinvesting their cash distributions. Under the Plan, units are acquired at a price per unit calculated by reference to the volume weighted average of the trading price for our units on the New York Stock Exchange for the five trading days immediately preceding the relevant distribution date. During the six-month period ending June 30, 2025, our partnership issued 0.2 million units for proceeds of $5 million (2024: 0.2 million units for proceeds of $6 million).
In November 2024, we announced that we renewed our normal course issuer bid for outstanding units and our class A preferred units. Under the normal course issuer bid, the board of directors of our General Partner authorized us to repurchase up to 5% of the issued and outstanding units, or 23,088,572 units, and up to 10% of the public float of each series of the class A preferred units that were issued and outstanding. Repurchases were authorized to commence on December 2, 2024 and will terminate on December 1, 2025, or earlier should we complete our repurchases prior to such date. All purchases will be effected through the facilities of the TSX, NYSE and/or alternative trading systems, and all units and class A preferred units acquired under the normal course issuer bid will be cancelled. During the six-month period ended June 30, 2025, Brookfield Infrastructure repurchased approximately 1 million limited partnership units for $29 million (2024: nil).
On April 30, 2025, the partnership declared a quarterly distribution in the amount of $0.43 per unit, paid on June 30, 2025 to unitholders of record as at the close of business on May 30, 2025. This distribution represents a 6% increase compared to the prior year. The regular quarterly dividends on the partnership preferred units have also been declared.
(b) Non-controlling interest – Redeemable Partnership Units held by Brookfield

US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2025		As of and for the 12-month period ended December 31, 2024
	Carrying Value	Units	Carrying Value	Units
Opening balance	$2,628	190,299,956	$2,628	190,299,956
Ending balance	$2,628	190,299,956	$2,628	190,299,956

(c) Non-controlling interest – BIPC exchangeable shares and class A.2 exchangeable shares

US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2025		As of and for the 12-month period ended December 31, 2024
	Carrying Value	Shares(1)	Carrying Value	Shares
Opening balance	$2,514	132,051,909	$2,512	131,872,066
Conversions	—	12,329	2	179,843
Ending balance	$2,514	132,064,238	$2,514	132,051,909
1.Includes 119,051,449 (December 31, 2024: 119,039,120) BIPC exchangeable shares and 13,012,789 (December 31, 2024: 13,012,789) class A.2 exchangeable shares.
During the six-month period ended June 30, 2025, BIPC exchangeable shareholders exchanges nearly offset between BIPC Exchangeable units exchanged for LP units and BIPC Exchangeable LP units for BIPC Exchangeable shares (2024: approximately 0.1 million for $1 million).
(d) Non-controlling interest – Exchangeable Units

US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2025		As of and for the 12-month period ended December 31, 2024
	Carrying Value	Units	Carrying Value	Units
Opening balance	$388	5,738,152	$393	6,086,026
Conversions	(2)	(117,781)	(5)	(347,874)
Ending balance(1)	$386	5,620,371	$388	5,738,152
1.Includes non-controlling interest attributable to Exchange LP unitholders and BIPC exchangeable LP unitholders.
During the six-month period ended June 30, 2025, Exchange LP unitholders exchanged less than 0.1 million Exchange LP units for $1 million of our units (six-month period ended 2024: less than 0.2 million for $2 million).
During the six-month period ended June 30, 2025, BIPC exchangeable LP unitholders exchanged less than 0.1 million BIPC exchangeable LP units for less than $1 million of BIPC exchangeable shares (six-month period ended 2024: 0.2 million for $1 million).
(e) Non-controlling interest - Perpetual Subordinated Notes

	Perpetual Subordinated Notes
US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2025	As of and for the 12-month period ended December 31, 2024
Opening balance	$293	$293
Ending balance	$293	$293
On January 21, 2022, our partnership issued 12 million fixed rate perpetual subordinated notes, at $25 per unit, with a fixed coupon rate of 5.125% annually. In total, $293 million net proceeds were raised. The notes do not have a fixed maturity date and are not redeemable at the option of the holders, therefore the notes are classified as non-controlling interest. The perpetual subordinated notes also provide Brookfield Infrastructure, at its discretion, the right to defer the interest (in whole or in part) indefinitely.
(f) Preferred Unitholders’ Capital

US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2025		As of and for the 12-month period ended December 31, 2024
	Carrying Value	Units	Carrying Value	Units
Opening balance	$918	43,901,312	$918	43,901,312
Repurchased and cancelled	(96)	(4,989,265)	—	—
Ending balance	$822	38,912,047	$918	43,901,312
On June 30, 2025, our partnership redeemed all of its outstanding cumulative class A preferred limited partnership units, Series 1, for $90 million and recognized a gain on redemption of $6 million directly in equity.